Capital Management	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Capital Management

14. CAPITAL MANAGEMENT

The Company’s objectives with respect to its capital structure are to maintain effective access to capital on a long-term basis at reasonable rates, and to deliver appropriate financial returns. In order to ensure ongoing effective access to capital, the Company targets to maintain an “A” category long-term credit rating.

The Company considers its capital structure to consist of Shareholder’s equity, preferred shares, long-term debt, and cash and cash equivalents. At December 31, 2014 and 2013, the Company’s capital structure was as follows:

December 31 (millions of Canadian dollars)	2014	2013
Long-term debt payable within one year	552	756
Less: cash and cash equivalents	100	565

	452	191
Long-term debt	8,373	8,301
Preferred shares	323	323
Common shares	3,314	3,314
Retained earnings	4,249	3,787

	7,563	7,101

Total capital	16,711	15,916

The Company has customary covenants typically associated with long-term debt. Among other things, Hydro One’s long-term debt and credit facility covenants limit the permissible debt to 75% of the Company’s total capitalization, limit the ability to sell assets and impose a negative pledge provision, subject to customary exceptions. At December 31, 2014 and 2013, Hydro One was in compliance with all of these covenants and limitations.